Business Acquisition	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Acquisition

Note 8. Business Acquisition

On May 18, 2026, the Company entered into an Asset Purchase Agreement with Polymeric U.S., Inc., a Missouri corporation, and Savara Capital, a Mauritius limited company, and the sole shareholder of the Seller whereby the Seller and Owner agreed to sell its Polymeric’s business to a Polymeric Nocopi, a wholly owned subsidiary of the Company. Pursuant to the Asset Purchase Agreement, the aggregate purchase consideration was $2,650,000, which consisted of (a) $1,900,000 in cash, subject to customary working capital adjustments and other reductions described below, (b) the assumption by the Company of certain specified liabilities of the Seller and (c) the issuance by the Company of 500,000 shares of Common Stock to the Seller. At the closing of the Polymeric Acquisition, the Company delivered to the Seller $1,750,000, which represented the cash consideration portion of the Purchase Price, less a holdback amount of $150,000.

The holdback amount is being retained by the Company with respect to the post-closing working capital adjustment and the indemnification obligations of the Seller and Owner under the Asset Purchase Agreement, and will be released to the Seller, in each case net of any working capital setoff, encumbered amounts and finally resolved indemnification claims, as follows: (a) up to $50,000 within five business days following the final determination of the post-closing working capital adjustment, (b) up to $50,000 on the 12-month anniversary of the closing date and (c) the remaining balance, if any, on the 18-month anniversary of the closing date. Accordingly, the Holdback Amount of $150,000 was reflected as Purchase consideration payable – holdback, current of $100,000 and long- term of $50,000 on the accompanying condensed consolidated balance sheets.

Management concluded that the assets and business operations acquired in the transaction meet the definition of a business under ASC 805 because 1) inputs were acquired 2) substantive processes were acquired 3) outputs existed before acquisition; and 4) the acquired operations are capable of continuing as an ongoing business immediately after acquisition.

Accordingly, the Polymeric Acquisition is accounted for as a business combination under ASC 805 using the acquisition method with the Company as the acquiring entity.

The Polymeric Acquisition was accounted for under the acquisition method of accounting in accordance with FASB ASC Topic No. 805 Business Combinations, with the Company as the acquiring entity. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. In addition, the acquisition method of accounting requires that the consideration transferred be measured at current market prices at the date of the acquisition. Accordingly, the assets acquired and liabilities assumed are recorded as of the acquisition date at their respective fair values and added to those of the Company. The financial statements and reported results of operations of the Company issued after completion of the Polymeric Acquisition will reflect these values. Accordingly, the Company recorded the acquired assets and assumed liabilities at their estimated acquisition-date fair values in accordance with ASC 805 directly on the financial statements of its wholly owned subsidiary, Polymeric Nocopi.

In accordance with ASC 805-30-30-7, the Company measured the consideration transferred at its acquisition-date fair value. The equity consideration consisted of 500,000 shares of the Company's Common Stock, which were measured at $1.50 per share based on the quoted market price of the Company's Common Stock on the acquisition date, resulting in a fair value of $750,000.

The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed. The Company expects to complete the purchase accounting during the measurement period as additional information becomes available.

The consideration paid by the Company as follows:

Cash	$1,750,000
Purchase consideration – Holdback Amount	150,000
Fair value of the 500,000 shares of the Company’s Common Stock	750,000
Fair value of total consideration transferred	$2,650,000

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets acquired (including inventories of $1,298,727 and accounts receivable of $424,932)	$1,746,965
Property and equipment, net	305,267
Liabilities assumed (including accounts payable of $160,923, operating lease liability of $117,458 and other accrued liabilities of $25,479)	(303,860)
Total identifiable net assets	1,748,372
Intangible assets (see Note 7)	294,170
Operating lease ROU assets (see Note 12)	117,458
Goodwill	490,000
Total	$2,650,000

Acquisition related cost (legal fees included in professional and consulting expenses during the six months ended June 30, 2026)	$170,000

In connection with the Polymeric Acquisition, on May 18, 2026, Polymeric Nocopi LLC, entered into a Transition Support Agreement with a member of the former Seller’s board of directors who has significant knowledge of Polymeric’s business operations. Under the agreement, the consultant agreed to provide transition and support services to assist the Company in becoming familiar with the acquired operations and to facilitate an orderly transition of the acquired business. In consideration for these services, the Company paid the consultant $100,000 at closing, with no additional amounts payable under the agreement. The $100,000 payment relates to post-acquisition transition services and was recorded in professional and consulting expenses during the six months ended June 30, 2026.

The goodwill recognized in the acquisition is expected to be deductible for income tax purposes.

The results of operations of Polymeric Nocopi have been included in the Company's condensed consolidated financial statements since the acquisition date. For the period from May 18, 2026 through June 30, 2026, Polymeric Nocopi contributed approximately $620,000 of revenue and net income of $85,000, which are included in the accompanying condensed consolidated statements of comprehensive loss.